Related Party Disclosures - Summary of Annual Remuneration For The Supervisory Board (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Total remuneration	€ 493	€ 506	€ 263
Dr.Manfred Krischke [member]
Disclosure of transactions between related parties [line items]
Total remuneration	127	151	80
Bulent Altan [member]
Disclosure of transactions between related parties [line items]
Total remuneration	51	0	0
Peter Müller-Brühl [member]
Disclosure of transactions between related parties [line items]
Total remuneration	117	121	50
Hans Koenigsmann Member [member]
Disclosure of transactions between related parties [line items]
Total remuneration	64	66	12
Margaret Abernathy [member]
Disclosure of transactions between related parties [line items]
Total remuneration	35	0	0
Steve Geskos [member]
Disclosure of transactions between related parties [line items]
Total remuneration	59	101	32
Wincent Wobbe [member]
Disclosure of transactions between related parties [line items]
Total remuneration	40	67	19
Dr.Gerd Gruppe [member]
Disclosure of transactions between related parties [line items]
Total remuneration	0	0	39
Thomas Hanke [member]
Disclosure of transactions between related parties [line items]
Total remuneration	0	0	16
Dr.Thomas Billeter [member]
Disclosure of transactions between related parties [line items]
Total remuneration	€ 0	€ 0	€ 15